Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 1,231	$ 1,064
Accumulated depreciation	535	416
Depreciated cost	696	648
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	917	782
Accumulated depreciation	433	340
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	113	94
Accumulated depreciation	63	51
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	37	36
Accumulated depreciation	2	1
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	164	152
Accumulated depreciation	$ 37	$ 24